EXEMPT ORDER INFO 2 fp0040404_g1av.htm

UNITED STATES OF AMERICA

BEFORE THE

SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940

Release No. 23712 February 25, 1999

In the Matter of	:
:
HORACE MANN MUTUAL FUNDS, ET AL.	:
One Horace Mann Plaza	:
Springfield, Illinois 62715	:
:
(812-11406)	:
:

ORDER UNDER SECTION 6(c) OF THE INVESTMENT COMPANY ACT OF 1940 GRANTING AN EXEMPTION FROM SECTION 15(a) OF THE ACT, RULE 18L2 UNDER THE ACT, AND CERTAIN DISCLOSURE REQUIREMENTS UNDER THE ACT

Horace Mann Mutual Funds and Wilshire Associates Incorporated filed an application on November 18, 1998, and an amendment to the application on February 12, 1999, requesting an order under section 6(c) of the Act exempting applicants from section 15(a) of the Act, rule 18f-2 under the Act, and certain disclosure requirements under the Act. The order would permit applicants to enter into and materially amend investment management agreements with subadvisers without shareholder approval, and grant relief from certain disclosure requirements regarding advisory fees paid to the subadvisers.

On February 1, 1999, a notice of the filing of the application was issued (Investment Company Act Release No. 23673). The notice gave interested persons an opportunity to request a hearing and stated that an order granting the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that granting the requested exemption is appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act. Accordingly,

IT IS ORDERED, under section 6(c) of the Act, that the requested exemption from section 15(a) of the Act, rule 18f-2 under the Act, and certain disclosure requirements under the Act is granted, effective immediately, subject to the conditions contained in the application, as amended.

For the Commission, by the Division of Investment Management, under delegated authority.

Jonathan G. Katz

Secretary

/s/ Margaret H. McFarland By: Margaret H. McFarland

Deputy Secretary